Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Investor Class
April 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
The following information supplements information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
VAM-INV-SUSTK-1124-102 1.9911075.102	November 29, 2024
Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) and Fidelity's exchange-traded funds consistent with the asset classes discussed above.
The following information supplements information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
  Investing in Exchange Traded Funds (ETFs).
ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
VAM-SUSTK-1124-102 1.9911076.102	November 29, 2024